Provisions for pensions	12 Months Ended
Dec. 31, 2025
Provisions for pensions
Provisions for pensions

16. Provisions for pensions

Provisions for pensions comprise the following as of December 31:

	2025			2024
	Non- Current	Current	Total	Non- Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
France	18,881	—	18,881	17,742	—	17,742
Canada	5,036	186	5,222	5,181	168	5,349
Others	4,986	—	4,986	4,695	—	4,695
Total provisions for pensions	28,903	186	29,089	27,618	168	27,786

Estimates are used in determining the assumptions incorporated in the calculation of the pension obligations, which is supported by input from independent actuaries. The defined benefit obligation is calculated annually with the assistance of an independent actuary using the projected unit credit method, which reflects services rendered by employees to the date of valuation, incorporates assumptions concerning employees’ projected salaries and pension increases as well as discount rates of high-quality corporate bonds that have terms to maturity approximating the terms of the related liability.

Re-measurements of the net defined benefit liability, which comprise actuarial gains and losses and the return on plan assets (excluding interest) are recognized immediately in the consolidated statements of comprehensive income (loss). Past service costs, including curtailment gains or losses, are recognized immediately in our consolidated income statements within operating profit (loss). Settlement gains or losses are recognized within operating (loss) profit in our consolidated income statements.

France

The Company maintains a pension plan covering employees of Ferroglobe France, which is accounted for as a defined benefit plan.

These relate to various obligations assumed by our French subsidiaries with various groups of employees related to long-service benefits, medical insurance supplements and retirement obligations, all of which are defined unfunded benefit obligations, whose changes in 2025 and 2024 were as follows:

	2025	2024
	US$'000	US$'000
Obligations at the beginning of year	17,742	19,122
Service cost	1,287	1,154
Borrowing costs	644	539
Actuarial differences	(1,656)	(1,035)
Benefits paid	(1,461)	(894)
Exchange differences	2,325	(1,144)
Obligations at the end of year	18,881	17,742

The assumptions used to determine benefit obligations as of December 31, 2025 and 2024 for the French plan are as follows:

	2025	2024
Salary increase	1.60% - 6.10%	1.60% - 6.10%
Discount rate	3.88%	3.40%
Expected inflation rate	2.00%	2.20%
Mortality	TGH 05 and TGF 05	TGH 05 and TGF 05
Retirement age	64-65	64-65

As of December 31, 2025 and 2024 the effect of a 1% change in discount rate would have resulted in a change to the provision of $2,119 thousand and $1,543 thousand, respectively.

The Company expects to make discretionary contributions of $625 thousand to the defined benefit pension plans for the year ending December 31, 2025.

The weighted average duration of defined benefit obligation as of December 31, 2025 is 14.6 years (14.1 years in 2024).

Canada

Defined Benefit Retirement and Post-retirement Plans

Quebec Silicon Limited partnership (“QSLP”) sponsors two defined benefit pension plans and postretirement benefit plans for certain employees, based on length of service and remuneration. Post-retirement benefits consist of a group insurance plan covering plan members for life insurance, hospital, medical, and dental benefits. The defined benefit pension plans were closed to new participants effective October 1, 2010. Contributions from participants to the pension plan for union employees ceased on December 31, 2023, and pension benefit accruals under that plan are calculated based on a reduced rate for service after that date. On December 27, 2013, the Communications, Energy and Paper Workers Union of Canada (“CEP”) ratified a new collective bargaining agreement, which resulted in a curtailment pertaining to the closure of the postretirement benefit plan for union employees retiring after January 31, 2016. The Company’s funding policy has been to fund the pension plans in accordance with the minimum funding requirements of the applicable pension legislation and professional actuarial standards.

The net provision for the defined benefit plan is the present value of the defined benefit obligation at the balance sheet date minus the fair value of plan assets. To the extent that the fair value of the plan assets is greater than the present value of the defined benefit obligation as calculated by our independent actuary, the Company accounts for the effect of the asset ceiling test under IAS 19.

The following provides a reconciliation of the benefit obligations, and plan assets of the Canadian plans as of December 31, 2025 and 2024:

	2025			2024
		Post-			Post-
	Pension	retirement		Pension	retirement
	Plans	Plans	Total	Plans	Plans	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Benefit obligation	19,228	5,248	24,476	18,479	5,326	23,805
Fair value of plan assets	(19,254)	—	(19,254)	(18,456)	—	(18,456)
Provision for pensions	(26)	5,248	5,222	23	5,326	5,349

All Canadian pension and post-retirement plans are underfunded. As of December 31, 2025 and 2024, the accumulated benefit obligation was $19,228 thousand and $18,479 thousand for the defined pension plan and $5,248 thousand and $5,326 thousand for the post-retirement plans, respectively.

The changes to these obligations in the year ended December 31, 2025 and 2024 were as follows:

	2025			2024
	Pension	Post-retirement		Pension	Post-retirement
	Plans	Plans	Total	Plans	Plans	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Obligations at the beginning of year	18,479	5,326	23,805	20,196	5,742	25,938
Service cost	54	207	261	93	296	389
Borrowing cost	882	261	1,143	914	263	1,177
Actuarial differences	(18)	(622)	(640)	(14)	(314)	(328)
Benefits paid	(1,109)	(194)	(1,303)	(1,123)	(201)	(1,324)
Exchange differences	940	270	1,210	(1,587)	(460)	(2,047)
Obligations at the end of year	19,228	5,248	24,476	18,479	5,326	23,805

The assumptions used to determine benefit obligations as of December 31, 2025 and 2024 for the Canadian plans are as follows:

	2025		2024
	Pension	Postretirement	Pension	Postretirement
	Plan	Plan	Plan	Plan
Salary increase	2.75% - 3.00%	N/A	2.75% - 3.00%	N/A
Discount rate	4.90%	5.05%	4.68%	4.75%
Mortality	CPM2014-Private Scale CPM-B	CPM2014-Private Scale CPM-B	CPM2014-Private Scale CPM-B	CPM2014-Private Scale CPM-B
Retirement age	58-60	58-60	58-60	58-60

The discount rate used in calculating the present value of our pension plan obligations is developed based on the BPS&M Pension Discount Curve for 2025 and 2024 and the Mercer Proprietary Yield Curve for 2025 and 2024 for QSLP Pension and post-retirement benefit plans and the expected cash flows of the benefit payments.

The Company expects to make discretionary contributions of $467 thousand to the defined benefit pension and post-retirement plans for the year ending December 31, 2025.

The pension plans exposes the Company to the following risks:

(i) Investment risk: The defined benefit obligation is calculated using a discount rate. If the return on plan assets is below this rate, a plan deficit occurs.

(ii) Interest rate risk: Variation in bond rates will affect the value of the defined benefit obligation.

(iii) Inflation risk: The defined benefit obligation is calculated assuming a certain level of inflation. An actual inflation higher than expected will have the effect of increasing the value of the defined benefit obligation.

The accumulated non-pension post-retirement benefit obligation has been determined by application of the provisions of the Company’s health care and life insurance plans including established maximums, relevant actuarial assumptions and health care cost trend rates projected at 4.7% for 2025 and decreasing to an ultimate rate of 4.0% in fiscal 2040. As of December 31, 2025 and 2024, the effect of a 1% increase on the health care cost trend rate on the non-pension post-retirement benefit obligation is $783 thousand and $852 thousand, respectively. As of December 31, 2025 and 2024 the effect of a 1% decrease in health care cost trend rate on the non-pension post-retirement benefit obligation is ($634) thousand and ($685) thousand.

The weighted average duration of defined benefit obligation as of December 31, 2025 is 11.85 years (12.37 years in 2024).

For the years ended December 31, 2025 and 2024, the changes in plan assets were as follows:

	2025	2024
	US$'000	US$'000
Fair value of plan assets at the beginning of the year	18,456	19,231
Interest income on assets	887	806
Actuarial return on plan assets	(158)	728
Benefits paid	(1,118)	(1,045)
Participant contribution	9	11
Contributions paid by the employer	356	385
Other	(116)	(138)
Exchange differences	938	(1,522)
Fair value of plan assets at the end of the year	19,254	18,456

The plan assets of the defined benefit and retirement and post-retirement plans in Canada are comprised of assets that have quoted market prices in an active market. The breakdown as of December 31, 2025 and 2024 of the assets by class are:

	2025	2024
Cash	—%	—%
Equity Mutual Funds	12%	26%
Fixed Income Securities	41%	25%
Assets held by insurance company	47%	49%
Total	100%	100%

South Africa and Venezuela

The Company also maintains defined benefit plans in South Africa and Venezuela which were not material to the Company for the years ended December 31, 2025 and 2024, respectively.